Note 14 (Tables)	6 Months Ended
Jun. 30, 2021
Hedging derivatives and fair value changes of the hedged items in portfolio hedge of interest rate risk [Abstract]
Derivatives Hedge accounting and fair value changes of the hedged items in portfolio hedge of interest rate risk [Table Text Block]
The breakdown of the balance under these headings in the accompanying condensed consolidated balance sheets is as follows:

Derivatives – Hedge accounting and fair value changes of the hedged items in portfolio hedge of interest rate risk (Millions of Euros)
	June 2021	December 2020
ASSETS
Derivatives - Hedge accounting	1,530	1,991
Fair value changes of the hedged items in portfolio hedges of interest rate risk	23	51
LIABILITIES
Derivatives - Hedge accounting	2,384	2,318
Fair value changes of the hedged items in portfolio hedges of interest rate risk	—	—